DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE Hedged Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.5%
Australia - 7.1%
Ampol Ltd.	60,792	$1,301,196
APA Group (a)	286,233	2,089,306
Aristocrat Leisure Ltd.	155,959	4,221,687
ASX Ltd.	46,630	2,788,302
Aurizon Holdings Ltd.	468,696	1,191,449
Australia & New Zealand Banking Group Ltd.	726,709	13,728,311
BHP Group Ltd. (b)	1,291,737	43,775,896
BlueScope Steel Ltd.	117,406	1,725,905
Brambles Ltd.	350,958	2,523,519
Cochlear Ltd.	16,452	2,663,453
Coles Group Ltd.	336,450	4,247,042
Commonwealth Bank of Australia	433,829	29,448,323
Computershare Ltd.	155,314	2,443,348
Crown Resorts Ltd.*	109,176	981,667
CSL Ltd.	122,488	23,128,618
Dexus REIT	264,073	2,094,415
Domino’s Pizza Enterprises Ltd.	14,789	848,022
Endeavour Group Ltd.	355,868	1,850,624
Evolution Mining Ltd.	518,481	1,607,966
Fortescue Metals Group Ltd.	422,774	5,573,155
Goodman Group REIT	420,592	6,790,733
GPT Group REIT	472,696	1,695,997
IDP Education Ltd.	53,201	1,014,684
Insurance Australia Group Ltd.	617,641	2,063,527
Lendlease Corp. Ltd. (a)	195,254	1,497,546
Macquarie Group Ltd.	85,369	11,208,998
Medibank Pvt Ltd.	662,538	1,530,221
Mineral Resources Ltd.	41,242	1,355,422
Mirvac Group REIT	954,980	1,796,430
National Australia Bank Ltd.	827,324	17,389,631
Newcrest Mining Ltd.	212,858	3,968,552
Northern Star Resources Ltd.	259,691	1,944,607
Orica Ltd.	112,636	1,193,572
Origin Energy Ltd.	442,085	1,830,193
Qantas Airways Ltd.*	236,202	869,777
QBE Insurance Group Ltd.	367,989	3,070,938
Ramsay Health Care Ltd.	47,143	2,190,331
REA Group Ltd.	12,811	1,225,234
Reece Ltd.	76,036	1,069,708
Rio Tinto Ltd.	96,004	8,239,726
Santos Ltd.	829,198	4,372,311
Scentre Group REIT	1,382,160	3,081,860
SEEK Ltd.	79,958	1,548,821
Sonic Healthcare Ltd.	115,153	2,931,430
South32 Ltd.	1,187,341	4,147,981
Stockland REIT	603,978	1,824,865
Suncorp Group Ltd.	322,216	2,520,455
Tabcorp Holdings Ltd.	546,955	1,982,295
Telstra Corp. Ltd.	1,070,720	3,079,550
Transurban Group (a)	776,618	7,157,894
Treasury Wine Estates Ltd.	173,855	1,467,268
Vicinity Centres REIT	888,761	1,161,913
Washington H Soul Pattinson & Co. Ltd.	52,630	962,510
Wesfarmers Ltd.	293,409	10,269,435
Westpac Banking Corp.	946,180	15,675,278
WiseTech Global Ltd.	36,591	1,158,184
Woodside Petroleum Ltd.	245,180	5,082,241
Woolworths Group Ltd.	321,961	8,298,994

(Cost $288,049,391)		296,901,316

Austria - 0.2%
Erste Group Bank AG	85,751	3,075,785
OMV AG	39,892	1,895,612
Raiffeisen Bank International AG	36,609	602,172
Verbund AG	17,028	2,062,006
voestalpine AG	31,617	1,043,665

(Cost $7,541,625)		8,679,240

Belgium - 0.8%
Ageas SA/NV	45,815	2,207,886
Anheuser-Busch InBev SA/NV	221,330	13,683,892
Elia Group SA/NV	8,871	1,279,134
Etablissements Franz Colruyt NV	13,767	550,766
Groupe Bruxelles Lambert SA	30,314	3,158,992
KBC Group NV	62,451	4,517,897
Proximus SADP	35,691	710,729
Sofina SA	3,829	1,490,623
Solvay SA	18,713	2,092,321
UCB SA	31,689	3,471,408
Umicore SA	49,370	2,031,016

(Cost $43,563,813)		35,194,664

Chile - 0.1%
Antofagasta PLC
(Cost $1,366,594)	101,403	2,069,049

Denmark - 2.5%
A.P. Moller - Maersk A/S, Class A	842	2,526,127
A.P. Moller - Maersk A/S, Class B	1,446	4,582,379
Ambu A/S, Class B	39,455	730,450
Carlsberg A/S, Class B	25,722	3,770,078
Chr Hansen Holding A/S	26,320	1,922,911
Coloplast A/S, Class B	29,547	4,446,527
Danske Bank A/S	171,422	2,912,597
Demant A/S*	26,637	1,124,031
DSV A/S	52,334	9,680,962
Genmab A/S*	16,395	5,511,963
GN Store Nord AS	30,392	1,605,970
Novo Nordisk A/S, Class B	430,905	44,311,820
Novozymes A/S, Class B	51,392	3,371,898
Orsted A/S, 144A	47,284	6,139,150
Pandora A/S	24,994	2,583,429
ROCKWOOL International A/S, Class B	2,359	811,229

Tryg A/S	86,925	1,973,602
Vestas Wind Systems A/S	251,893	8,259,721

(Cost $68,498,409)		106,264,844

Finland - 1.2%
Elisa Oyj	34,274	1,904,193
Fortum Oyj	112,395	2,374,272
Kesko Oyj, Class B	68,934	2,035,878
Kone Oyj, Class B (b)	88,784	5,214,381
Neste Oyj (b)	106,021	4,182,061
Nokia Oyj*	1,398,470	7,585,369
Nordea Bank Abp	829,316	9,252,611
Orion Oyj, Class B (b)	25,441	1,197,795
Sampo Oyj, Class A	125,651	5,967,941
Stora Enso Oyj, Class R	143,149	2,755,886
UPM-Kymmene Oyj	140,088	4,869,285
Wartsila OYJ Abp (b)	119,768	1,352,299

(Cost $46,834,460)		48,691,971

France - 10.8%
Accor SA*	46,922	1,609,380
Aeroports de Paris*	7,341	1,045,349
Air Liquide SA	120,235	20,046,772
Airbus SE*	150,888	19,439,152
Alstom SA	84,416	2,167,519
Amundi SA, 144A	16,725	1,170,182
Arkema SA	16,632	2,217,323
AXA SA	493,232	13,424,962
BioMerieux	9,845	1,083,118
BNP Paribas SA	286,107	16,845,080
Bollore SA	250,883	1,276,551
Bouygues SA	61,052	2,191,915
Bureau Veritas SA	75,733	2,178,936
Capgemini SE	40,054	8,456,659
Carrefour SA	154,134	3,093,528
Cie de Saint-Gobain	126,133	7,912,822
Cie Generale des Etablissements Michelin SCA	42,548	5,915,663
CNP Assurances	41,866	1,021,933
Covivio REIT	12,002	988,300
Credit Agricole SA	323,767	4,162,431
Danone SA	168,293	10,248,220
Dassault Aviation SA	6,251	941,300
Dassault Systemes SE	170,295	8,304,125
Edenred	67,082	3,075,571
Eiffage SA	21,369	2,188,027
Electricite de France SA (b)	121,470	1,107,292
Engie SA	471,288	7,539,665
EssilorLuxottica SA	73,050	12,836,518
Eurazeo SE	8,858	687,793
Faurecia SE	7,779	300,829
Faurecia SE (b)	20,883	797,283
Gecina SA REIT	11,595	1,475,602
Getlink SE	107,416	1,763,245
Hermes International	8,144	11,341,277
Ipsen SA	9,133	1,067,560
Kering SA	18,973	13,553,336
Klepierre SA REIT*	58,371	1,679,409
La Francaise des Jeux SAEM, 144A	23,828	990,939
Legrand SA	66,863	6,358,969
L’Oreal SA	64,344	25,611,735
LVMH Moet Hennessy Louis Vuitton SE	70,683	52,299,277
Orange SA	521,264	6,320,431
Orpea SA	12,569	522,005
Pernod Ricard SA	54,094	11,866,743
Publicis Groupe SA	56,926	3,806,720
Remy Cointreau SA	5,286	1,023,581
Renault SA*	46,355	1,483,382
Safran SA	88,207	11,344,074
Sanofi	290,348	30,429,419
Sartorius Stedim Biotech	7,421	2,857,362
Schneider Electric SE	137,530	21,554,853
SEB SA	7,125	1,044,150
Societe Generale SA	202,569	5,823,627
Sodexo SA	21,261	1,790,302
Teleperformance	14,694	5,468,269
Thales SA	26,903	3,103,978
TotalEnergies SE (b)	640,164	32,723,777
Ubisoft Entertainment SA*	21,754	1,179,338
Unibail-Rodamco-Westfield REIT*(b)	17,194	1,308,643
Unibail-Rodamco-Westfield CDI*	285,626	1,070,443
Valeo	58,536	1,298,559
Veolia Environnement SA	171,376	5,997,170
Vinci SA	137,852	14,609,635
Vivendi SE	198,239	2,513,936
Wendel SE	7,432	758,732
Worldline SA, 144A*	58,187	2,994,943

(Cost $369,547,262)		453,309,619

Germany - 7.7%
adidas AG	48,340	11,493,373
Allianz SE	103,768	23,653,936
BASF SE	234,814	15,599,653
Bayer AG	251,238	14,510,403
Bayerische Motoren Werke AG	85,461	8,294,454
Bechtle AG	20,362	1,051,363
Beiersdorf AG	25,560	2,591,361
Brenntag SE	38,651	3,245,108
Carl Zeiss Meditec AG	10,051	1,587,335
Commerzbank AG*	240,621	2,032,646
Continental AG*	28,142	2,423,365
Covestro AG, 144A	48,292	2,556,300
Daimler Truck Holding AG*	107,395	3,272,925
Delivery Hero SE, 144A*(b)	40,503	2,171,243
Deutsche Bank AG*(c)	538,821	6,802,765

Deutsche Boerse AG	47,629	8,154,796
Deutsche Lufthansa AG*	152,612	1,176,253
Deutsche Post AG	252,075	12,763,985
Deutsche Telekom AG	826,501	14,855,234
E.ON SE	561,877	7,634,398
Evonik Industries AG	49,482	1,491,903
Fresenius Medical Care AG & Co. KGaA	54,591	3,508,567
Fresenius SE & Co. KGaA	104,695	3,670,177
GEA Group AG	39,965	1,750,757
Hannover Rueck SE	15,162	2,801,666
HeidelbergCement AG	37,610	2,451,777
HelloFresh SE*	44,435	2,435,336
Henkel AG & Co. KGaA	27,323	2,101,624
Infineon Technologies AG	334,191	11,520,513
KION Group AG	17,631	1,426,514
Knorr-Bremse AG	17,540	1,553,672
LANXESS AG	19,589	957,199
LEG Immobilien SE	17,837	2,305,970
Mercedes-Benz Group AG (b)	217,553	17,116,664
Merck KGaA	33,657	6,700,368
MTU Aero Engines AG	13,461	3,263,139
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	35,969	9,967,622
Nemetschek SE	13,917	1,239,617
Puma SE	27,284	2,507,948
Rational AG	1,256	926,655
RWE AG	161,053	7,492,294
SAP SE	267,406	30,378,681
Scout24 SE, 144A	21,709	1,270,612
Siemens AG	196,136	27,854,757
Siemens Energy AG	99,900	2,400,437
Siemens Healthineers AG, 144A	69,468	4,477,176
Symrise AG	33,827	4,039,389
Telefonica Deutschland Holding AG	259,408	711,156
Uniper SE	29,164	931,954
United Internet AG	24,865	846,433
Volkswagen AG	7,843	2,068,341
Vonovia SE	185,000	9,852,987
Zalando SE, 144A*	57,322	3,829,344

(Cost $332,954,564)		321,722,145

Hong Kong - 2.8%
AIA Group Ltd.	3,099,250	32,223,538
BOC Hong Kong Holdings Ltd.	933,192	3,355,603
Budweiser Brewing Co. APAC Ltd., 144A	390,554	1,211,954
Chow Tai Fook Jewellery Group Ltd.*	476,823	990,915
CK Asset Holdings Ltd.	516,683	3,262,906
CK Hutchison Holdings Ltd.	682,496	4,781,647
CK Infrastructure Holdings Ltd.	142,871	886,705
CLP Holdings Ltd.	415,720	4,231,890
ESR Cayman Ltd., 144A*	507,348	1,567,893
Futu Holdings Ltd., ADR*(b)	12,265	524,329
Galaxy Entertainment Group Ltd.*	559,796	3,112,525
Hang Lung Properties Ltd.	484,452	1,015,448
Hang Seng Bank Ltd.	201,504	3,718,281
Henderson Land Development Co. Ltd.	392,103	1,630,710
HK Electric Investments & HK Electric Investments Ltd. (a)	666,869	657,943
HKT Trust & HKT Ltd. (a)	900,511	1,214,571
Hong Kong & China Gas Co. Ltd.	2,820,957	4,266,848
Hong Kong Exchanges & Clearing Ltd.	305,850	14,778,614
Hongkong Land Holdings Ltd.	328,900	1,772,771
Jardine Matheson Holdings Ltd.	54,057	3,216,391
Link REIT	543,932	4,392,049
Melco Resorts & Entertainment Ltd., ADR *	46,702	467,954
MTR Corp. Ltd.	373,528	1,933,459
New World Development Co. Ltd.	371,892	1,487,168
Power Assets Holdings Ltd.	339,814	2,141,612
Sino Land Co. Ltd.	749,544	942,853
SITC International Holdings Co. Ltd.	317,245	1,303,146
Sun Hung Kai Properties Ltd.	331,822	3,859,778
Swire Pacific Ltd., Class A	132,220	730,927
Swire Properties Ltd.	283,318	735,976
Techtronic Industries Co. Ltd.	358,969	5,994,607
WH Group Ltd., 144A	2,096,873	1,462,386
Wharf Real Estate Investment Co. Ltd.	419,105	1,879,767
Xinyi Glass Holdings Ltd.	507,004	1,346,241

(Cost $107,318,570)		117,099,405

Ireland - 1.0%
AerCap Holdings NV*	31,258	1,701,373
CRH PLC	197,375	8,987,268
DCC PLC	24,010	1,887,472
Experian PLC	238,414	9,380,686
Flutter Entertainment PLC*	41,700	5,996,475
James Hardie Industries PLC CDI	114,432	3,710,951
Kerry Group PLC, Class A	41,498	4,941,448
Kingspan Group PLC	40,633	3,956,410
Smurfit Kappa Group PLC	62,473	3,123,435

(Cost $32,535,886)		43,685,518

Israel - 0.7%
Azrieli Group Ltd.	10,684	911,740
Bank Hapoalim BM	292,145	3,083,591
Bank Leumi Le-Israel BM	373,184	4,030,778
Check Point Software Technologies Ltd.*	27,323	3,958,556
CyberArk Software Ltd.*	10,029	1,706,334
Elbit Systems Ltd.	6,314	1,291,983
Fiverr International Ltd.*	8,345	658,504
ICL Group Ltd.	177,201	2,008,882
Inmode Ltd.*	13,119	560,050
Israel Discount Bank Ltd., Class A	287,975	1,890,654
Kornit Digital Ltd.*	11,560	1,096,235
Mizrahi Tefahot Bank Ltd.	39,464	1,537,606
Nice Ltd.*	15,756	3,561,147

Teva Pharmaceutical Industries Ltd., ADR*	274,886	2,234,823
Wix.com Ltd.*	13,943	1,276,900

(Cost $29,279,696)		29,807,783

Italy - 2.0%
Amplifon SpA	35,197	1,517,416
Assicurazioni Generali SpA (b)	286,726	5,700,046
Atlantia SpA*	119,880	2,205,758
Davide Campari-Milano NV	151,197	1,652,575
DiaSorin SpA	6,198	928,802
Enel SpA	2,067,446	15,297,304
Eni SpA	630,635	9,780,603
Ferrari NV	31,291	6,762,642
FinecoBank Banca Fineco SpA	164,252	2,748,702
Infrastrutture Wireless Italiane SpA, 144A	83,592	854,046
Intesa Sanpaolo SpA	4,211,186	10,829,434
Mediobanca Banca di Credito Finanziario SpA	150,370	1,572,386
Moncler SpA	54,513	3,311,629
Nexi SpA, 144A*	128,325	1,765,462
Poste Italiane SpA, 144A	124,413	1,433,343
Prysmian SpA	63,017	2,085,819
Recordati Industria Chimica e Farmaceutica SpA	25,981	1,274,782
Snam SpA	491,290	2,735,015
Telecom Italia SpA	2,347,815	994,817
Terna - Rete Elettrica Nazionale	341,279	2,809,484
UniCredit SpA	531,206	6,782,863

(Cost $81,548,115)		83,042,928

Japan - 22.3%
Advantest Corp.	50,200	3,960,458
Aeon Co. Ltd.(b)	164,500	3,716,685
AGC, Inc.	47,800	2,116,314
Aisin Corp.	37,454	1,363,415
Ajinomoto Co., Inc.	122,047	3,544,687
ANA Holdings, Inc.*	49,200	1,081,232
Asahi Group Holdings Ltd.	114,165	4,611,684
Asahi Intecc Co. Ltd.	52,600	1,123,695
Asahi Kasei Corp.	334,500	3,135,074
Astellas Pharma, Inc.	464,332	7,748,627
Azbil Corp.	30,200	1,137,442
Bandai Namco Holdings, Inc.	50,500	3,676,641
Benefit One, Inc.	19,500	447,958
Bridgestone Corp.	144,976	5,958,436
Brother Industries Ltd.	59,200	1,074,163
Canon, Inc.	261,686	6,142,388
Capcom Co. Ltd.	45,200	1,091,028
Central Japan Railway Co.	37,154	5,006,006
Chiba Bank Ltd.	122,600	777,414
Chubu Electric Power Co., Inc.	175,800	1,763,123
Chugai Pharmaceutical Co. Ltd.	175,700	5,807,507
Concordia Financial Group Ltd.	267,115	1,094,343
Cosmos Pharmaceutical Corp.	4,800	662,602
CyberAgent, Inc.	103,200	1,333,929
Dai Nippon Printing Co. Ltd.	62,000	1,610,873
Daifuku Co. Ltd.	24,821	1,783,338
Dai-ichi Life Holdings, Inc.	258,238	5,408,925
Daiichi Sankyo Co. Ltd.	438,093	10,645,090
Daikin Industries Ltd.	63,288	11,673,310
Daito Trust Construction Co. Ltd.	15,413	1,705,331
Daiwa House Industry Co. Ltd.	143,636	4,084,252
Daiwa House REIT Investment Corp. REIT (b)	554	1,501,074
Daiwa Securities Group, Inc.	391,387	2,321,121
Denso Corp.	108,653	7,605,190
Dentsu Group, Inc.	57,800	2,300,135
Disco Corp.	8,000	2,237,203
East Japan Railway Co.	77,653	4,599,808
Eisai Co. Ltd.	64,052	3,185,746
ENEOS Holdings, Inc.	820,428	3,238,466
FANUC Corp.	48,417	8,909,334
Fast Retailing Co. Ltd. (b)	14,917	8,022,599
Fuji Electric Co. Ltd.	36,800	1,875,771
FUJIFILM Holdings Corp.	90,854	5,738,979
Fujitsu Ltd.	49,602	7,147,020
GLP J REIT (b)	1,167	1,741,897
GMO Payment Gateway, Inc.	13,000	1,240,464
Hakuhodo DY Holdings, Inc.	65,859	868,458
Hamamatsu Photonics KK	35,500	1,787,892
Hankyu Hanshin Holdings, Inc.	56,440	1,686,351
Hikari Tsushin, Inc.	5,000	617,579
Hino Motors Ltd.	84,500	791,602
Hirose Electric Co. Ltd.	7,366	1,098,829
Hitachi Construction Machinery Co. Ltd.	24,300	592,466
Hitachi Ltd.	249,801	12,276,568
Hitachi Metals Ltd.*	55,900	995,323
Honda Motor Co. Ltd.	421,599	12,926,860
Hoshizaki Corp.	12,700	881,538
Hoya Corp.	93,374	12,065,157
Hulic Co. Ltd.	76,400	695,784
Ibiden Co. Ltd.	30,700	1,474,049
Idemitsu Kosan Co. Ltd.	52,484	1,406,086
Iida Group Holdings Co. Ltd.	42,300	781,133
Inpex Corp.	262,817	2,708,982
Isuzu Motors Ltd.	147,600	1,998,984
Ito En Ltd.	12,000	688,905
ITOCHU Corp.	303,854	9,892,798
Itochu Techno-Solutions Corp.	24,300	625,440
Japan Airlines Co. Ltd.*	37,773	754,704
Japan Exchange Group, Inc.	126,478	2,376,310
Japan Metropolitan Fund Invest REIT (b)	1,837	1,487,624
Japan Post Bank Co. Ltd. (b)	102,058	900,159
Japan Post Holdings Co. Ltd.*	610,213	5,064,187

Japan Post Insurance Co. Ltd.	56,200	964,979
Japan Real Estate Investment Corp. REIT	326	1,738,251
Japan Tobacco, Inc.	298,541	5,505,214
JFE Holdings, Inc.	118,385	1,771,167
JSR Corp.	49,100	1,533,241
Kajima Corp.	111,100	1,492,092
Kakaku.com, Inc.	39,600	862,509
Kansai Electric Power Co., Inc.	185,867	1,878,637
Kansai Paint Co. Ltd.	44,700	893,883
Kao Corp.	118,504	5,545,614
KDDI Corp.	410,033	13,396,111
Keio Corp.	24,260	991,797
Keisei Electric Railway Co. Ltd.	33,128	927,866
Keyence Corp.	49,570	23,188,576
Kikkoman Corp.	38,282	2,843,720
Kintetsu Group Holdings Co. Ltd.*	48,740	1,464,765
Kirin Holdings Co. Ltd.	207,923	3,449,860
Kobayashi Pharmaceutical Co. Ltd.	11,200	956,674
Kobe Bussan Co. Ltd.	36,200	1,191,815
Koei Tecmo Holdings Co. Ltd. (b)	14,300	494,433
Koito Manufacturing Co. Ltd.	26,000	1,338,842
Komatsu Ltd.	220,073	5,058,434
Konami Holdings Corp.	21,366	1,204,294
Kose Corp.	7,500	856,565
Kubota Corp.	262,781	4,713,212
Kurita Water Industries Ltd.	24,500	1,001,609
Kyocera Corp.	84,600	4,841,329
Kyowa Kirin Co. Ltd.	66,800	1,716,411
Lasertec Corp.	19,800	3,589,197
Lawson, Inc. (b)	12,600	526,073
Lion Corp.	55,900	731,784
Lixil Corp.	63,300	1,406,789
M3, Inc.	110,242	4,093,621
Makita Corp.	54,600	1,935,328
Marubeni Corp.	400,500	4,192,596
Mazda Motor Corp.*	141,800	1,055,807
McDonald’s Holdings Co. Japan Ltd.	22,722	976,355
Medipal Holdings Corp.	40,900	746,030
MEIJI Holdings Co. Ltd.	33,690	2,024,946
Mercari, Inc.*	24,100	744,183
MINEBEA MITSUMI, Inc.	92,020	1,997,842
MISUMI Group, Inc.	77,500	2,470,643
Mitsubishi Chemical Holdings Corp.	311,500	2,214,762
Mitsubishi Corp.	325,525	10,960,790
Mitsubishi Electric Corp.	476,379	5,724,504
Mitsubishi Estate Co. Ltd.	295,951	4,522,993
Mitsubishi Gas Chemical Co., Inc.	37,400	662,669
Mitsubishi HC Capital, Inc.	209,800	1,093,117
Mitsubishi Heavy Industries Ltd.	78,799	2,327,677
Mitsubishi UFJ Financial Group, Inc.	3,043,652	18,871,092
Mitsui & Co. Ltd.	398,360	9,929,114
Mitsui Chemicals, Inc.	51,900	1,326,336
Mitsui Fudosan Co. Ltd.	236,526	5,260,705
Mitsui OSK Lines Ltd.	30,000	2,437,264
Miura Co. Ltd.	19,400	529,022
Mizuho Financial Group, Inc.	624,858	8,288,683
MonotaRO Co. Ltd.	63,700	1,191,276
MS&AD Insurance Group Holdings, Inc.	115,721	3,930,679
Murata Manufacturing Co. Ltd.	144,977	9,819,823
NEC Corp.	59,959	2,584,237
Nexon Co. Ltd.	117,845	2,550,327
NGK Insulators Ltd.	64,900	1,004,845
Nidec Corp.	111,746	9,606,278
Nihon M&A Center Holdings, Inc.	75,600	1,093,575
Nintendo Co. Ltd.	27,971	14,116,274
Nippon Building Fund, Inc. REIT	405	2,318,010
Nippon Express Holdings, Inc.	21,900	1,329,639
Nippon Paint Holdings Co. Ltd.	208,810	1,850,801
Nippon Prologis REIT, Inc. REIT	568	1,667,464
Nippon Sanso Holdings Corp.	41,700	813,216
Nippon Shinyaku Co. Ltd.	11,500	745,227
Nippon Steel Corp.	214,109	3,926,837
Nippon Telegraph & Telephone Corp.	306,302	8,773,561
Nippon Yusen KK	41,200	3,823,807
Nissan Chemical Corp.	31,849	1,800,709
Nissan Motor Co. Ltd.*	584,442	2,772,115
Nisshin Seifun Group, Inc.	48,400	686,226
Nissin Foods Holdings Co. Ltd.	18,700	1,491,576
Nitori Holdings Co. Ltd.	20,601	3,090,195
Nitto Denko Corp.	38,624	2,805,292
Nomura Holdings, Inc.	761,454	3,485,872
Nomura Real Estate Holdings, Inc.	28,736	716,119
Nomura Real Estate Master Fund, Inc. REIT (b)	1,060	1,399,626
Nomura Research Institute Ltd.	79,543	2,750,258
NTT Data Corp.	157,834	2,983,284
Obayashi Corp.	158,200	1,322,404
Obic Co. Ltd.	18,700	2,978,272
Odakyu Electric Railway Co. Ltd.	74,450	1,226,532
Oji Holdings Corp.	238,668	1,218,615
Olympus Corp.	290,216	5,804,825
Omron Corp.	47,092	3,178,654
Ono Pharmaceutical Co. Ltd.	95,106	2,338,252
Open House Group Co. Ltd.	20,000	904,623
Oracle Corp.	8,100	574,923
Oriental Land Co. Ltd.	50,400	9,263,271
ORIX Corp.	304,146	6,039,797
Orix JREIT, Inc. REIT (b)	643	899,915
Osaka Gas Co. Ltd.	104,900	1,924,360
Otsuka Corp.	30,000	1,157,309
Otsuka Holdings Co. Ltd.	98,667	3,401,186
Pan Pacific International Holdings Corp.	104,472	1,708,410

Panasonic Corp.	577,885	5,981,674
Persol Holdings Co. Ltd.	43,200	959,708
Pola Orbis Holdings, Inc.	28,500	445,231
Rakuten Group, Inc.	238,286	2,018,793
Recruit Holdings Co. Ltd.	343,353	14,392,364
Renesas Electronics Corp.*	314,900	3,670,387
Resona Holdings, Inc.	508,625	2,290,837
Ricoh Co. Ltd.	164,400	1,399,970
Rinnai Corp.	7,900	647,310
Rohm Co. Ltd.	20,900	1,641,604
Ryohin Keikaku Co. Ltd. (b)	63,500	932,906
Santen Pharmaceutical Co. Ltd.	103,751	1,176,804
SBI Holdings, Inc.	61,725	1,610,708
SCSK Corp.	39,800	677,845
Secom Co. Ltd.	53,400	3,911,928
Seiko Epson Corp.	69,859	1,071,295
Sekisui Chemical Co. Ltd.	90,600	1,482,352
Sekisui House Ltd.	151,251	3,086,460
Seven & i Holdings Co. Ltd. (b)	191,676	9,321,624
SG Holdings Co. Ltd.	77,400	1,637,340
Sharp Corp. (b)	55,673	524,454
Shimadzu Corp.	58,600	2,092,402
Shimano, Inc.	19,194	4,437,668
Shimizu Corp.	138,100	914,140
Shin-Etsu Chemical Co. Ltd.	91,604	14,079,439
Shionogi & Co. Ltd.	65,695	4,366,333
Shiseido Co. Ltd.	100,657	5,748,827
Shizuoka Bank Ltd.	107,300	797,995
SMC Corp.	14,682	8,690,559
SoftBank Corp.	746,800	9,422,289
SoftBank Group Corp.	307,528	13,709,225
Sohgo Security Services Co. Ltd.	15,200	547,367
Sompo Holdings, Inc.	80,435	3,512,232
Sony Group Corp.	322,516	33,131,074
Square Enix Holdings Co. Ltd.	25,200	1,218,736
Stanley Electric Co. Ltd.	34,800	825,465
Subaru Corp.	156,134	2,571,563
SUMCO Corp.	84,600	1,388,598
Sumitomo Chemical Co. Ltd.	364,322	1,742,940
Sumitomo Corp.	289,576	4,720,266
Sumitomo Dainippon Pharma Co. Ltd.	41,000	450,424
Sumitomo Electric Industries Ltd.	201,800	2,672,470
Sumitomo Metal Mining Co. Ltd.	67,300	3,363,683
Sumitomo Mitsui Financial Group, Inc.	331,215	11,872,631
Sumitomo Mitsui Trust Holdings, Inc.	86,281	3,084,547
Sumitomo Realty & Development Co. Ltd.	76,503	2,253,200
Suntory Beverage & Food Ltd.	33,000	1,320,402
Suzuki Motor Corp.	93,026	3,700,325
Sysmex Corp.	43,007	3,413,177
T&D Holdings, Inc.	132,000	1,933,528
Taisei Corp.	48,415	1,606,604
Taisho Pharmaceutical Holdings Co. Ltd.	8,234	408,960
Takeda Pharmaceutical Co. Ltd.	407,711	12,415,920
TDK Corp.	100,472	4,020,103
Terumo Corp.	161,344	5,205,279
TIS, Inc.	54,400	1,277,606
Tobu Railway Co. Ltd.	46,179	1,134,743
Toho Co. Ltd.	24,500	1,019,723
Tokio Marine Holdings, Inc.	162,050	9,266,444
Tokyo Century Corp.	7,100	311,260
Tokyo Electric Power Co. Holdings, Inc.*	360,500	1,135,137
Tokyo Electron Ltd.	38,264	18,562,026
Tokyo Gas Co. Ltd.	95,780	1,956,173
Tokyu Corp.	135,410	1,804,446
TOPPAN, Inc.	65,889	1,293,537
Toray Industries, Inc.	339,843	1,950,110
Toshiba Corp.	100,816	4,013,698
Tosoh Corp.	65,540	1,019,315
TOTO Ltd.	37,915	1,594,564
Toyo Suisan Kaisha Ltd.	23,400	985,135
Toyota Industries Corp.	37,900	2,881,277
Toyota Motor Corp.	2,700,920	50,240,659
Toyota Tsusho Corp.	53,011	2,197,168
Trend Micro, Inc.	39,076	2,175,326
Tsuruha Holdings, Inc.	12,200	975,236
Unicharm Corp.	101,700	3,821,546
USS Co. Ltd.	51,000	844,640
Welcia Holdings Co. Ltd.	23,600	629,183
West Japan Railway Co.	52,706	2,270,257
Yakult Honsha Co. Ltd.	33,479	1,814,241
Yamaha Corp.	34,881	1,626,253
Yamaha Motor Co. Ltd.	75,874	1,700,095
Yamato Holdings Co. Ltd.	72,771	1,422,948
Yaskawa Electric Corp. (b)	58,120	2,310,341
Yokogawa Electric Corp.	59,144	949,164
Z Holdings Corp.	670,100	3,250,100
ZOZO, Inc.	32,897	929,981

(Cost $808,965,162)		933,807,160

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $1,410,890)	44,316	1,238,342

Luxembourg - 0.3%
ArcelorMittal SA	164,691	5,116,001
Aroundtown SA	260,990	1,618,272
Eurofins Scientific SE	34,250	3,476,992
Tenaris SA	133,548	1,728,008

(Cost $10,149,364)		11,939,273

Macau - 0.0%
Sands China Ltd.*
(Cost $2,802,595)	641,214	1,677,991

Netherlands - 4.7%
ABN AMRO Bank NV, 144A	106,593	1,417,716

Adyen NV, 144A*	5,097	10,655,070
Aegon NV	456,579	2,260,212
Akzo Nobel NV	47,579	4,534,577
Argenx SE*	12,418	3,565,856
ASM International NV	11,690	3,777,557
ASML Holding NV	105,271	70,691,247
Euronext NV, 144A	22,085	2,002,074
EXOR NV	29,324	2,229,233
Heineken Holding NV	28,521	2,326,485
Heineken NV	64,820	6,568,768
IMCD NV	14,016	2,274,025
ING Groep NV	996,743	11,732,548
JDE Peet’s NV	23,337	766,028
Just Eat Takeaway.com NV, 144A*	43,393	1,762,263
Koninklijke Ahold Delhaize NV	264,301	8,143,632
Koninklijke DSM NV	45,563	8,546,944
Koninklijke KPN NV	851,168	2,910,836
Koninklijke Philips NV	238,095	8,099,691
NN Group NV	72,917	3,497,616
Prosus NV*	240,507	14,945,031
QIAGEN NV*	62,018	3,115,289
Randstad NV	32,517	2,213,104
Stellantis NV	526,390	9,661,819
Universal Music Group NV	189,845	4,327,520
Wolters Kluwer NV	65,926	6,713,374

(Cost $142,030,637)		198,738,515

New Zealand - 0.3%
Auckland International Airport Ltd.*	297,946	1,435,323
Fisher & Paykel Healthcare Corp. Ltd.	153,998	2,866,406
Mercury NZ Ltd.	172,540	667,756
Meridian Energy Ltd.	320,270	1,082,390
Ryman Healthcare Ltd.	101,385	685,971
Spark New Zealand Ltd.	438,700	1,337,194
Xero Ltd.*	33,669	2,292,055

(Cost $9,084,049)		10,367,095

Norway - 0.7%
Adevinta ASA*	68,540	734,396
Aker BP ASA	35,199	1,092,008
DNB Bank ASA	240,126	5,368,638
Equinor ASA	243,994	7,706,632
Gjensidige Forsikring ASA	56,605	1,399,105
Mowi ASA	106,005	2,722,332
Norsk Hydro ASA	340,515	3,227,550
Orkla ASA	183,285	1,716,049
Schibsted ASA, Class A	19,920	572,125
Schibsted ASA, Class B (d)	23,187	600,203
Telenor ASA	187,673	2,777,053
Yara International ASA	44,416	2,257,126

(Cost $25,860,763)		30,173,217

Poland - 0.0%
InPost SA *
(Cost $852,750)	46,918	290,284

Portugal - 0.2%
EDP - Energias de Portugal SA	741,055	3,626,083
Galp Energia SGPS SA	121,780	1,346,069
Jeronimo Martins SGPS SA	63,738	1,388,232

(Cost $5,836,605)		6,360,384

Singapore - 1.4%
Ascendas Real Estate Investment Trust REIT	929,399	1,898,971
CapitaLand Integrated Commercial Trust REIT	1,206,234	1,877,372
Capitaland Investment Ltd.*	734,400	1,998,920
City Developments Ltd.	109,200	573,507
DBS Group Holdings Ltd.	465,587	11,614,776
Genting Singapore Ltd.	1,409,478	800,544
Grab Holdings Ltd., Class A*	250,000	1,440,000
Keppel Corp. Ltd.	361,000	1,595,036
Mapletree Commercial Trust REIT	568,000	758,339
Mapletree Logistics Trust REIT	672,275	867,803
Oversea-Chinese Banking Corp. Ltd.	869,187	7,482,048
Sea Ltd., ADR*	80,968	11,788,941
Singapore Airlines Ltd.*(b)	380,150	1,427,280
Singapore Exchange Ltd.	205,400	1,415,089
Singapore Technologies Engineering Ltd.	454,400	1,280,378
Singapore Telecommunications Ltd.	2,081,589	3,869,296
United Overseas Bank Ltd.	297,854	6,571,375
UOL Group Ltd.	92,481	476,151
Venture Corp. Ltd.	62,300	805,576
Wilmar International Ltd.	468,766	1,514,491

(Cost $62,714,000)		60,055,893

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	64,451	1,576,838
Aena SME SA, 144A*	18,342	3,008,802
Amadeus IT Group SA*	116,102	7,802,953
Banco Bilbao Vizcaya Argentaria SA	1,713,626	10,164,226
Banco Santander SA	4,439,671	14,856,789
CaixaBank SA	1,110,122	3,659,490
Cellnex Telecom SA, 144A*	127,833	5,825,045
EDP Renovaveis SA	71,123	1,732,098
Enagas SA	68,155	1,446,226
Endesa SA	76,641	1,689,887
Ferrovial SA	122,399	3,351,399
Grifols SA (b)	74,219	1,415,956
Iberdrola SA	1,487,737	16,981,519
Industria de Diseno Textil SA	278,713	7,375,166
Naturgy Energy Group SA	48,398	1,304,018
Red Electrica Corp. SA	104,033	2,079,233
Repsol SA	354,749	4,624,386
Siemens Gamesa Renewable Energy SA*	67,952	1,579,444
Telefonica SA (b)	1,375,154	6,593,130

(Cost $126,700,433)		97,066,605

Sweden - 3.2%
Alfa Laval AB	78,628	2,573,300
Assa Abloy AB, Class B	251,278	6,674,466
Atlas Copco AB, Class A	168,756	8,808,240
Atlas Copco AB, Class B	102,459	4,680,459
Boliden AB	69,696	3,116,109
Electrolux AB, Class B (b)	56,155	1,012,280
Embracer Group AB*	134,441	1,163,850
Epiroc AB, Class A	170,154	3,216,384
Epiroc AB, Class B	101,505	1,651,359
EQT AB	71,963	2,437,982
Essity AB, Class B	153,653	3,969,414
Evolution AB, 144A	44,303	5,148,645
Fastighets AB Balder, Class B*	26,795	1,678,056
Getinge AB, Class B	60,087	2,350,917
H & M Hennes & Mauritz AB, Class B (b)	192,711	3,264,561
Hexagon AB, Class B	491,372	6,678,964
Husqvarna AB, Class B	102,138	1,234,112
Industrivarden AB, Class A	31,530	876,115
Industrivarden AB, Class C	39,320	1,074,724
Investment AB Latour, Class B	38,262	1,067,619
Investor AB, Class A	130,320	2,904,362
Investor AB, Class B	462,468	9,476,733
Kinnevik AB, Class B*	60,746	1,559,029
L E Lundbergforetagen AB, Class B	19,819	964,152
Lifco AB, Class B	60,248	1,378,965
Lundin Energy AB	54,828	2,024,182
Nibe Industrier AB, Class B	355,327	3,185,588
Sagax AB, Class B	43,159	1,184,667
Sandvik AB	292,327	6,385,293
Securitas AB, Class B	75,435	915,447
Sinch AB, 144A*	126,030	1,079,860
Skandinaviska Enskilda Banken AB, Class A	423,641	4,906,322
Skanska AB, Class B	85,961	1,955,691
SKF AB, Class B	103,516	1,921,223
Svenska Cellulosa AB SCA, Class B	147,006	2,413,331
Svenska Handelsbanken AB, Class A	370,489	3,551,506
Swedbank AB, Class A	235,882	3,823,061
Swedish Match AB	421,206	3,083,400
Tele2 AB, Class B	125,484	1,665,896
Telefonaktiebolaget LM Ericsson, Class B	728,917	6,764,230
Telia Co. AB	693,211	2,584,497
Volvo AB, Class A	58,405	1,145,021
Volvo AB, Class B	359,809	6,981,065

(Cost $121,183,205)		134,531,077

Switzerland - 10.7%
ABB Ltd.	420,366	14,278,051
Adecco Group AG	42,169	2,002,004
Alcon, Inc.	127,778	9,903,457
Bachem Holding AG	1,569	934,112
Baloise Holding AG	11,162	1,875,547
Barry Callebaut AG	963	2,226,104
Chocoladefabriken Lindt & Spruengli AG	26	2,934,249
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	281	2,995,066
Cie Financiere Richemont SA, Class A	133,492	18,209,409
Clariant AG*	47,823	864,840
Coca-Cola HBC AG*	48,364	1,235,321
Credit Suisse Group AG	673,040	5,691,962
EMS-Chemie Holding AG	1,896	1,878,220
Geberit AG	9,234	6,055,313
Givaudan SA	2,364	9,926,686
Glencore PLC*	2,499,292	14,824,410
Holcim Ltd.*	131,250	6,596,132
Julius Baer Group Ltd.	56,538	3,316,699
Kuehne + Nagel International AG	13,435	3,682,869
Logitech International SA	44,150	3,316,907
Lonza Group AG	18,791	13,060,063
Nestle SA	716,745	93,612,164
Novartis AG	558,067	48,887,911
Partners Group Holding AG	5,871	7,979,720
Roche Holding AG	8,552	3,584,548
Roche Holding AG	178,869	68,233,911
Schindler Holding AG	5,297	1,195,594
Schindler Holding AG Participation Certificates	10,475	2,415,726
SGS SA	1,506	4,327,020
Sika AG	36,413	12,149,578
Sonova Holding AG	14,161	5,512,460
STMicroelectronics NV	176,139	7,492,995
Straumann Holding AG	2,708	4,309,591
Swatch Group AG - Bearer	6,820	2,120,142
Swatch Group AG - Registered	13,558	810,139
Swiss Life Holding AG	7,947	4,856,067
Swiss Prime Site AG	21,495	2,112,937
Swiss Re AG	78,136	7,482,176
Swisscom AG (b)	6,574	3,946,837
Temenos AG	16,866	1,703,335
UBS Group AG	889,778	16,381,967
VAT Group AG, 144A	6,623	2,516,032
Vifor Pharma AG	12,670	2,226,334
Zurich Insurance Group AG	38,280	17,597,697

(Cost $348,477,097)		447,262,302

United Kingdom - 14.5%
3i Group PLC	255,819	4,583,186
abrdn PLC	550,428	1,526,272
Admiral Group PLC	47,923	1,913,875
Anglo American PLC	323,418	16,586,673
Ashtead Group PLC	115,777	7,573,154
Associated British Foods PLC	96,759	2,492,203
AstraZeneca PLC	395,260	48,034,572
Auto Trader Group PLC, 144A	256,467	2,281,055
AVEVA Group PLC	28,734	959,812

Aviva PLC	969,879	5,461,989
BAE Systems PLC	806,655	7,786,993
Barclays PLC	4,285,437	10,513,616
Barratt Developments PLC	261,989	2,147,411
Berkeley Group Holdings PLC	28,598	1,494,670
BP PLC	4,993,139	24,351,662
British American Tobacco PLC	552,895	24,190,834
British Land Co. PLC REIT	228,413	1,622,780
BT Group PLC (b)	2,228,691	5,568,484
Bunzl PLC	84,642	3,371,219
Burberry Group PLC	109,547	2,850,972
CNH Industrial NV	255,042	3,667,513
Coca-Cola Europacific Partners PLC	50,707	2,596,705
Compass Group PLC	447,504	10,169,536
Croda International PLC	35,099	3,523,866
Diageo PLC	594,868	29,726,083
Entain PLC*	155,556	3,514,145
Ferguson PLC	55,533	8,503,894
GlaxoSmithKline PLC	1,284,820	26,636,306
Halma PLC	101,848	3,294,128
Hargreaves Lansdown PLC	88,892	1,352,876
HSBC Holdings PLC	5,168,938	35,683,045
Imperial Brands PLC	245,095	5,388,951
Informa PLC*	404,770	3,227,587
InterContinental Hotels Group PLC*	47,870	3,362,435
Intertek Group PLC	42,107	3,041,236
J Sainsbury PLC	490,036	1,812,406
JD Sports Fashion PLC	725,525	1,469,671
Johnson Matthey PLC	46,187	1,166,705
Kingfisher PLC	507,997	2,086,686
Land Securities Group PLC REIT	189,287	2,016,701
Legal & General Group PLC	1,492,060	5,548,433
Lloyds Banking Group PLC	18,081,811	11,748,760
London Stock Exchange Group PLC	85,286	7,521,392
M&G PLC	624,572	1,724,323
Melrose Industries PLC	1,055,504	2,099,159
Mondi PLC	122,554	2,583,644
National Grid PLC	921,682	13,981,627
NatWest Group PLC	1,480,392	4,561,719
Next PLC	33,753	3,107,090
Ocado Group PLC*	121,945	2,246,081
Pearson PLC	197,444	1,716,365
Persimmon PLC	82,438	2,668,551
Phoenix Group Holdings PLC	157,853	1,309,947
Prudential PLC	699,659	10,667,107
Reckitt Benckiser Group PLC	182,357	15,463,188
RELX PLC	494,373	15,127,628
Rentokil Initial PLC	466,696	3,179,198
Rio Tinto PLC	285,849	22,206,548
Rolls-Royce Holdings PLC*	2,217,007	3,078,210
Sage Group PLC	258,062	2,433,025
Schroders PLC	29,928	1,230,148
Segro PLC REIT	303,246	5,294,562
Severn Trent PLC	62,449	2,409,379
Shell PLC	1,955,037	51,719,307
Smith & Nephew PLC	220,624	3,957,081
Smiths Group PLC	100,914	2,069,902
Spirax-Sarco Engineering PLC	18,457	2,957,591
SSE PLC	274,093	6,267,376
St James’s Place PLC	133,017	2,504,439
Standard Chartered PLC	691,324	4,941,248
Taylor Wimpey PLC	930,240	1,874,996
Tesco PLC	1,983,032	7,708,040
Unilever PLC	652,523	32,795,357
United Utilities Group PLC	164,826	2,375,871
Vodafone Group PLC (b)	6,998,921	12,340,974
Whitbread PLC*	48,666	1,908,947
WPP PLC	295,202	4,187,844

(Cost $636,659,730)		607,066,964

TOTAL COMMON STOCKS (Cost $3,711,765,665)		4,087,043,584

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	13,449	1,099,310
FUCHS PETROLUB SE	16,922	673,570
Henkel AG & Co. KGaA	45,328	3,600,374
Porsche Automobil Holding SE	40,697	4,146,993
Sartorius AG	6,843	3,024,585
Volkswagen AG	48,081	9,598,285

(Cost $24,321,659)		22,143,117

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	255,836	225,959

SECURITIES LENDING COLLATERAL - 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f)
(Cost $37,403,672)	37,403,672	37,403,672

CASH EQUIVALENTS - 1.6%
DWS ESG Liquidity Fund “Capital Shares”, 0.13% (e)	11,379,471	11,373,782
DWS Government Money Market Series “Institutional Shares”, 0.04% (e)	55,038,263	55,038,263

TOTAL CASH EQUIVALENTS (Cost $66,417,734)		66,412,045

TOTAL INVESTMENTS - 100.5% (Cost $3,839,908,730)		$4,213,228,377
Other assets and liabilities, net - (0.5%)		(19,829,907)

NET ASSETS - 100.0%		$4,193,398,470

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG*(c)
6,993,425	960,067	(44,789)		607	(1,106,545)	—	—	538,821	6,802,765
SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f)
92,121,583	—	(54,717,911	) (g)	—	—	2,757	—	37,403,672	37,403,672
CASH EQUIVALENTS — 1.6%
DWS ESG Liquidity Fund “Capital Shares”, 0.13% (e)
11,370,965	7,368	—		—	(4,551)	7,281	—	11,379,471	11,373,782
DWS Government Money Market Series “Institutional Shares”, 0.04%(e)
37,987,992	1,280,808,103	(1,263,757,832)		—	—	20,810	—	55,038,263	55,038,263

148,473,965	1,281,775,538	(1,318,520,532)		607	(1,111,096)	30,848	—	104,360,227	110,618,482

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $75,712,879, which is 1.8% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $41,870,033.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2022 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$716,618,017	17.5%
Industrials	634,653,668	15.4
Health Care	522,221,778	12.7
Consumer Discretionary	499,039,919	12.1
Consumer Staples	431,463,044	10.5
Information Technology	350,461,002	8.5
Materials	330,175,585	8.0
Communication Services	199,942,634	4.9
Energy	162,246,099	4.0
Utilities	143,804,529	3.5
Real Estate	118,786,385	2.9

Total	$4,109,412,660	100.0%

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(h)
AMSTERDAM Index Futures	EUR	40	$6,720,247	$6,542,002	3/18/2022	$(178,245)
CAC40 10 EURO Futures	EUR	170	13,127,884	12,685,266	3/18/2022	(442,618)
DAX Index Futures	EUR	23	10,062,931	9,343,267	3/18/2022	(719,664)
FTSE 100 Index Futures	GBP	108	10,592,226	10,771,255	3/18/2022	179,029
IBEX 35 Index Futures	EUR	35	3,383,772	3,329,951	3/18/2022	(53,821)
MSCI EAFE Futures	USD	40	4,548,000	4,319,600	3/18/2022	(228,400)
OMXS30 Index Futures	SEK	206	4,907,341	4,639,385	3/18/2022	(267,956)
SPI 200 Futures	AUD	70	9,114,323	8,926,412	3/17/2022	(187,911)
SWISS MKT IX Futures	CHF	70	9,629,997	9,061,607	3/18/2022	(568,390)
TOPIX Index Futures	JPY	140	23,646,633	23,027,878	3/10/2022	(618,755)

Total net unrealized depreciation						$(3,086,731)

At February 28, 2022, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(h)
FTSE/MTB Index Futures	EUR	6	$854,666	$854,965	3/18/2022	$(299)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2022.

As of February 28, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	3/3/2022	AUD	146,478,542	USD	103,208,048	$—	$(3,185,125)
JP Morgan & Chase Co.	3/3/2022	AUD	136,128,800	USD	95,917,033	—	(2,958,712)
RBC Capital Markets	3/3/2022	AUD	139,990,500	USD	98,638,706	—	(3,041,945)
Goldman Sachs & Co.	3/3/2022	CHF	135,801,400	USD	145,959,448	—	(2,140,109)
JP Morgan & Chase Co.	3/3/2022	CHF	152,289,000	USD	163,682,268	—	(2,398,003)
RBC Capital Markets	3/3/2022	CHF	135,993,700	USD	146,170,845	—	(2,138,426)
Goldman Sachs & Co.	3/3/2022	DKK	254,846,200	USD	38,416,322	—	(9,764)
JP Morgan & Chase Co.	3/3/2022	DKK	258,965,200	USD	39,037,234	—	(9,922)
RBC Capital Markets	3/3/2022	DKK	260,805,000	USD	39,316,942	—	(7,622)
Goldman Sachs & Co.	3/3/2022	EUR	431,333,000	USD	483,785,249	86,679	—
JP Morgan & Chase Co.	3/3/2022	EUR	445,578,500	USD	499,766,193	92,661	—
RBC Capital Markets	3/3/2022	EUR	411,674,300	USD	461,748,303	95,079	—
Goldman Sachs & Co.	3/3/2022	GBP	1,083,000	USD	1,452,660	—	(229)
Goldman Sachs & Co.	3/3/2022	GBP	166,853,300	USD	223,818,685	—	(22,005)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	3/3/2022	GBP	150,624,200	USD	202,042,934	$—	$(25,739)
RBC Capital Markets	3/3/2022	GBP	157,599,800	USD	211,399,486	—	(27,246)
Goldman Sachs & Co.	3/3/2022	HKD	2,908,000	USD	372,919	794	—
Goldman Sachs & Co.	3/3/2022	HKD	301,416,200	USD	38,654,253	83,248	—
JP Morgan & Chase Co.	3/3/2022	HKD	290,970,000	USD	37,315,041	80,794	—
RBC Capital Markets	3/3/2022	HKD	307,263,900	USD	39,404,629	85,318	—
Goldman Sachs & Co.	3/3/2022	ILS	24,698,900	USD	7,776,071	82,979	—
JP Morgan & Chase Co.	3/3/2022	ILS	18,492,800	USD	5,822,175	62,129	—
RBC Capital Markets	3/3/2022	ILS	16,247,000	USD	5,115,240	54,705	—
Goldman Sachs & Co.	3/3/2022	JPY	38,616,460,900	USD	335,205,060	—	(717,912)
JP Morgan & Chase Co.	3/3/2022	JPY	34,740,055,300	USD	301,558,006	—	(644,276)
RBC Capital Markets	3/3/2022	JPY	40,062,910,000	USD	347,765,297	—	(740,274)
Goldman Sachs & Co.	3/3/2022	NOK	77,565,000	USD	8,694,897	—	(103,315)
JP Morgan & Chase Co.	3/3/2022	NOK	9,651,000	USD	1,081,834	—	(12,881)
JP Morgan & Chase Co.	3/3/2022	NOK	69,861,200	USD	7,831,139	—	(93,230)
RBC Capital Markets	3/3/2022	NOK	104,600,100	USD	11,725,088	—	(139,720)
Goldman Sachs & Co.	3/3/2022	NZD	5,150,500	USD	3,381,097	—	(103,606)
JP Morgan & Chase Co.	3/3/2022	NZD	3,343,400	USD	2,194,725	—	(67,338)
RBC Capital Markets	3/3/2022	NZD	4,429,900	USD	2,907,915	—	(89,248)
Goldman Sachs & Co.	3/3/2022	SEK	544,039,600	USD	58,295,787	854,762	—
JP Morgan & Chase Co.	3/3/2022	SEK	453,902,000	USD	48,638,524	714,446	—
RBC Capital Markets	3/3/2022	SEK	580,008,200	USD	62,151,949	913,271	—
Goldman Sachs & Co.	3/3/2022	SGD	22,053,500	USD	16,307,780	40,768	—
JP Morgan & Chase Co.	3/3/2022	SGD	4,382,000	USD	3,240,247	8,014	—
JP Morgan & Chase Co.	3/3/2022	SGD	18,513,500	USD	13,689,985	34,133	—
RBC Capital Markets	3/3/2022	SGD	18,776,000	USD	13,884,134	34,658	—
Goldman Sachs & Co.	3/3/2022	USD	106,293,619	AUD	146,478,542	99,554	—
JP Morgan & Chase Co.	3/3/2022	USD	98,781,864	AUD	136,128,800	93,881	—
RBC Capital Markets	3/3/2022	USD	101,585,226	AUD	139,990,500	95,425	—
Goldman Sachs & Co.	3/3/2022	USD	148,028,559	CHF	135,801,400	70,997	—
JP Morgan & Chase Co.	3/3/2022	USD	165,991,607	CHF	152,289,000	88,664	—
RBC Capital Markets	3/3/2022	USD	120,778,165	CHF	110,803,700	59,903	—
RBC Capital Markets	3/3/2022	USD	27,076,210	CHF	25,190,000	394,993	—
Goldman Sachs & Co.	3/3/2022	USD	13,615,666	DKK	90,310,000	1,410	—
Goldman Sachs & Co.	3/3/2022	USD	24,846,341	DKK	164,536,200	—	(37,330)
JP Morgan & Chase Co.	3/3/2022	USD	39,103,548	DKK	258,965,200	—	(56,392)
RBC Capital Markets	3/3/2022	USD	39,383,140	DKK	260,805,000	—	(58,577)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	3/3/2022	USD	484,486,166	EUR	431,333,000	$—	$(787,595)
JP Morgan & Chase Co.	3/3/2022	USD	500,473,771	EUR	445,578,500	—	(800,239)
RBC Capital Markets	3/3/2022	USD	51,388,281	EUR	45,814,000	—	(12,276)
RBC Capital Markets	3/3/2022	USD	410,948,923	EUR	365,860,300	—	(671,703)
Goldman Sachs & Co.	3/3/2022	USD	225,330,210	GBP	167,936,300	—	(36,630)
JP Morgan & Chase Co.	3/3/2022	USD	202,100,020	GBP	150,624,200	—	(31,348)
RBC Capital Markets	3/3/2022	USD	211,462,684	GBP	157,599,800	—	(35,951)
Goldman Sachs & Co.	3/3/2022	USD	38,947,515	HKD	304,324,200	—	(4,386)
JP Morgan & Chase Co.	3/3/2022	USD	37,238,440	HKD	290,970,000	—	(4,193)
RBC Capital Markets	3/3/2022	USD	39,323,739	HKD	307,263,900	—	(4,428)
Goldman Sachs & Co.	3/3/2022	USD	551,660	ILS	1,752,000	—	(5,955)
Goldman Sachs & Co.	3/3/2022	USD	7,158,937	ILS	22,946,900	—	(11,550)
JP Morgan & Chase Co.	3/3/2022	USD	5,769,174	ILS	18,492,800	—	(9,128)
RBC Capital Markets	3/3/2022	USD	5,068,911	ILS	16,247,000	—	(8,375)
Goldman Sachs & Co.	3/3/2022	USD	44,881,051	JPY	5,170,131,000	93,702	—
Goldman Sachs & Co.	3/3/2022	USD	290,400,788	JPY	33,446,329,900	547,431	—
JP Morgan & Chase Co.	3/3/2022	USD	301,628,438	JPY	34,740,055,300	573,844	—
RBC Capital Markets	3/3/2022	USD	347,851,353	JPY	40,062,910,000	654,218	—
Goldman Sachs & Co.	3/3/2022	USD	8,820,620	NOK	77,565,000	—	(22,407)
JP Morgan & Chase Co.	3/3/2022	USD	9,042,002	NOK	79,512,200	—	(22,919)
RBC Capital Markets	3/3/2022	USD	11,894,958	NOK	104,600,100	—	(30,150)
Goldman Sachs & Co.	3/3/2022	USD	3,485,549	NZD	5,150,500	—	(846)
JP Morgan & Chase Co.	3/3/2022	USD	1,513,493	NZD	2,236,400	—	(399)
JP Morgan & Chase Co.	3/3/2022	USD	726,731	NZD	1,107,000	22,238	—
RBC Capital Markets	3/3/2022	USD	2,997,935	NZD	4,429,900	—	(772)
Goldman Sachs & Co.	3/3/2022	USD	57,643,526	SEK	544,039,600	—	(202,501)
JP Morgan & Chase Co.	3/3/2022	USD	35,860,545	SEK	338,459,000	—	(125,220)
JP Morgan & Chase Co.	3/3/2022	USD	12,371,279	SEK	115,443,000	—	(182,526)
RBC Capital Markets	3/3/2022	USD	61,455,381	SEK	580,008,200	—	(216,703)
Goldman Sachs & Co.	3/3/2022	USD	16,246,151	SGD	22,053,500	20,861	—
JP Morgan & Chase Co.	3/3/2022	USD	16,866,502	SGD	22,895,500	21,583	—
RBC Capital Markets	3/3/2022	USD	13,831,715	SGD	18,776,000	17,761	—
Goldman Sachs & Co.	4/5/2022	AUD	146,478,542	USD	106,339,393	—	(112,534)
JP Morgan & Chase Co.	4/5/2022	AUD	136,128,800	USD	98,826,106	—	(104,243)
RBC Capital Markets	4/5/2022	AUD	139,990,500	USD	101,630,723	—	(106,080)
Goldman Sachs & Co.	4/5/2022	CHF	135,801,400	USD	148,241,857	—	(91,414)
JP Morgan & Chase Co.	4/5/2022	CHF	152,289,000	USD	166,228,961	—	(113,400)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
RBC Capital Markets	4/5/2022	CHF	110,803,700	USD	120,945,593	$—	$(83,168)
Goldman Sachs & Co.	4/5/2022	DKK	7,445,000	USD	1,125,549	1,395	—
Goldman Sachs & Co.	4/5/2022	DKK	164,536,200	USD	24,876,018	31,962	—
JP Morgan & Chase Co.	4/5/2022	DKK	258,965,200	USD	39,149,954	47,642	—
RBC Capital Markets	4/5/2022	DKK	260,805,000	USD	39,430,178	50,066	—
Goldman Sachs & Co.	4/5/2022	EUR	431,333,000	USD	485,090,032	702,486	—
JP Morgan & Chase Co.	4/5/2022	EUR	445,578,500	USD	501,093,125	707,863	—
RBC Capital Markets	4/5/2022	EUR	365,860,300	USD	411,457,469	595,854	—
Goldman Sachs & Co.	4/5/2022	GBP	167,936,300	USD	225,381,430	30,941	—
Goldman Sachs & Co.	4/5/2022	GBP	1,310,000	USD	1,758,164	300	—
JP Morgan & Chase Co.	4/5/2022	GBP	150,624,200	USD	202,145,961	26,245	—
RBC Capital Markets	4/5/2022	GBP	157,599,800	USD	211,509,176	29,036	—
Goldman Sachs & Co.	4/5/2022	ILS	22,946,900	USD	7,164,525	10,653	—
JP Morgan & Chase Co.	4/5/2022	ILS	18,492,800	USD	5,773,677	8,405	—
RBC Capital Markets	4/5/2022	ILS	16,247,000	USD	5,072,868	7,741	—
Goldman Sachs & Co.	4/5/2022	JPY	33,446,329,900	USD	290,590,018	—	(589,683)
JP Morgan & Chase Co.	4/5/2022	JPY	34,740,055,300	USD	301,832,848	—	(609,870)
RBC Capital Markets	4/5/2022	JPY	40,062,910,000	USD	348,082,557	—	(700,290)
Goldman Sachs & Co.	4/5/2022	NOK	77,565,000	USD	8,817,962	22,110	—
JP Morgan & Chase Co.	4/5/2022	NOK	79,512,200	USD	9,039,278	22,614	—
RBC Capital Markets	4/5/2022	NOK	104,600,100	USD	11,891,375	29,749	—
Goldman Sachs & Co.	4/5/2022	NZD	5,150,500	USD	3,484,009	773	—
JP Morgan & Chase Co.	4/5/2022	NZD	2,236,400	USD	1,512,824	367	—
RBC Capital Markets	4/5/2022	NZD	4,429,900	USD	2,996,610	709	—
Goldman Sachs & Co.	4/5/2022	SEK	544,039,600	USD	57,691,144	195,289	—
JP Morgan & Chase Co.	4/5/2022	SEK	338,459,000	USD	35,890,168	120,732	—
RBC Capital Markets	4/5/2022	SEK	580,008,200	USD	61,506,148	209,015	—
Goldman Sachs & Co.	4/5/2022	SGD	22,053,500	USD	16,243,698	—	(21,174)
JP Morgan & Chase Co.	4/5/2022	SGD	22,895,500	USD	16,863,942	—	(21,920)
RBC Capital Markets	4/5/2022	SGD	18,776,000	USD	13,829,627	—	(18,027)
Goldman Sachs & Co.	4/5/2022	USD	2,547,815	AUD	3,509,000	2,319	—
JP Morgan & Chase Co.	4/5/2022	USD	5,369,013	CHF	4,918,000	2,824	—
JP Morgan & Chase Co.	4/5/2022	USD	52,394,169	EUR	46,581,000	—	(83,643)
RBC Capital Markets	4/5/2022	USD	5,254,783	JPY	604,753,000	10,123	—
RBC Capital Markets	4/5/2022	USD	8,947,414	SEK	84,578,000	—	(8,939)
Goldman Sachs & Co.	4/6/2022	HKD	304,324,200	USD	38,948,014	3,231	—
JP Morgan & Chase Co.	4/6/2022	HKD	290,970,000	USD	37,238,869	3,042	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
RBC Capital Markets	4/6/2022	HKD	307,263,900	USD	39,324,242	$3,263	$—

Total unrealized appreciation (depreciation)						$9,057,652	$(24,721,531)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2022.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (j)	$4,086,443,381	$—	$600,203	$4,087,043,584
Preferred Stocks	22,143,117	—	—	22,143,117
Warrants	225,959	—	—	225,959
Short-Term Investments (j)	103,815,717	—	—	103,815,717
Derivatives (k)
Forward Foreign Currency Contracts	—	9,057,652	—	9,057,652
Futures Contracts	179,029	—	—	179,029

TOTAL	$4,212,807,203	$9,057,652	$600,203	$4,222,465,058

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Forward Foreign Currency Contracts	$—	$(24,721,531)	$—	$(24,721,531)
Futures Contracts	(3,266,059)	—	—	(3,266,059)

TOTAL	$(3,266,059)	$(24,721,531)	$—	$(27,987,590)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 28, 2022, the amount of transfers from Level 1 to Level 3 was $ 904,476. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.